Stockholders' Equity - Summary of Warrant Activity (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Number of Warrants Outstanding, Beginning Balance	1,216,091	215,880	10,677
Number of Warrants granted	2,993,815	1,193,181	205,203
Number of Warrants exercised		(192,970)
Number of Warrants forfeited Or Expired
Number of Warrants outstanding, Ending Balance	4,209,906	1,216,091	215,880
Number of Warrants Exercisable	3,016,725	215,620
Weighted Average Exercise Price, Warrants Outstanding, Beginning Balance	$ 2.01	$ 3.23	$ 1.08
Weighted Average Exercise Price, Warrants granted	$ 1.64	$ 2.00	$ 3.34
Weighted Average Exercise Price, Warrants exercised		$ 3.30
Weighted Average Exercise Price, forfeited Or Expired
Weighted Average Exercise Price, Warrants outstanding, Ending Balance	$ 1.75	$ 2.01	$ 3.23
Weighted Average Exercise Price, Exercisable	$ 1.65	$ 3.23
Weighted Average Remaining Contractual Terms (Years), Outstanding	5 years	5 years
Weighted Average Remaining Contractual Terms (Years), Exercisable	5 years	5 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable